Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2024
Related Party Transactions [Abstract]
Schedule of Compensation Awarded to Key Management	Compensation awarded to key management include the following:
	Years ended September 30,
	2024 $	2023 $	2022 $
Salaries and short-term employee benefits	2,305,749	1,883,078	2,050,590
Stock-based compensation	5,939,192	850,271	1,134,006
	8,244,941	2,733,349	3,184,596

Schedule of Transactions with Related Parties

Transactions with related parties

	Years ended September 30,
Entity with significant influence over the Company	2024 $	2023 $	2022 $
Consolidated statement of loss
Interest on convertible loans	3,023,652	—	—
Loss on exercise of conversion option	366,957	—	—
Gain on revaluation of convertible loans	—	—	(704,912)